SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Total	$ 2,915,303	$ 2,005,390	$ 6,513,572	$ 5,474,894	$ 8,021,823	$ 5,005,694
Sales of Wine [Member]
Product Information [Line Items]
Total	1,582,829	639,635	3,416,775	2,036,423	3,098,070	2,704,662
Sales of Water [Member]
Product Information [Line Items]
Total	1,005,738	1,099,586	2,343,830	2,827,732	3,653,171	1,297,554
Sales of Oil [Member]
Product Information [Line Items]
Total		14		217,131	515,273	493,284
Others [Member]
Product Information [Line Items]
Total	81,155	45,294	111,838	45,294	$ 755,309	$ 510,194
Sales Of Water Purifier [Member]
Product Information [Line Items]
Total	$ 245,581	$ 220,861	$ 641,129	$ 348,314